Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Unbilled Services and Unearned Revenue or Payments on Account (Details) - USD ($)
$ in Thousands
	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Unbilled services (unbilled revenue)	$ 985,034	$ 957,655
Change in unbilled services (unbilled revenue)	$ 27,379
Percentage change in unbilled services (unbilled revenue)	2.90%
Unearned revenue (payments on account)	$ (1,573,311)	(1,507,449)
Change in unearned revenue (payments on account)	$ (65,862)
Percentage change in unearned revenue (payments on account)	4.40%
Net balance	$ (588,277)	$ (549,794)
Change in net balance	$ (38,483)
Percentage change in net balance	7.00%